TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

17.   TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, BEST BVI, BEST Capital BVI and Store BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by BEST BVI, BEST Capital BVI and Store BVI to its shareholders, no withholding tax is imposed.

17.   TAXATION (CONTINUED)

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2019, 2020 and 2021, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, BEST HK, BEST Capital HK and Store HK are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The current enterprise income tax law (“EIT Law”) applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises.

The EIT Law treats enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. Any companies located in jurisdictions outside of the PRC, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2021, the Company has not accrued for PRC tax on such basis as the Group’s non-PRC entities had zero assessable profits in the PRC for the period after January 1, 2008. The Company will continue to monitor the tax status of its non-PRC entities with regards to the PRC tax resident enterprise rules.

Pursuant to relevant laws and regulations in the PRC and with approval from tax authorities in charge, one of the Company’s subsidiaries, meets the requirements of “high and new technology enterprise” (“HNTE”) and could enjoy the preferential tax rate of 15%. BEST Technology has renewed the HNTE certificate in 2019 and is subject to an enterprise income tax (“EIT”) rate of 15% from calendar years 2019 through 2021.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a nonresident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding tax arrangement. According to the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes Income in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor directly owns at least 25% of the shares of the FIE).

The Company’s loss before income taxes and share of net loss of equity investees consists of the following:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	(381,205)	(758,737)	(954,592)	(149,796)
Non-PRC	(12,509)	(251,964)	(306,013)	(48,020)
	(393,714)	(1,010,701)	(1,260,605)	(197,816)

17.   TAXATION (CONTINUED)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive (loss) income are as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax	(18,776)	(18,381)	(3,198)	(502)
Deferred income tax	450	828	—	—
	(18,326)	(17,553)	(3,198)	(502)

A reconciliation of the differences between the PRC statutory tax rate and the Company’s effective tax rate for enterprise income tax from continuing operations is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(393,714)	(1,010,701)	(1,260,605)	(197,816)
Income tax computed at the statutory tax rate of 25%	98,429	252,675	315,151	49,454
Non-deductible expenses	(19,869)	(46,106)	(112,363)	(17,633)
Effect of different tax rates in different jurisdictions and preferential tax rate	(9,949)	(48,650)	447,053	70,152
Research and development expenses deduction	19,552	21,834	25,756	4,042
Non-taxable income	17,489	11,152	6,525	1,024
Provision to return	39	(5,776)	14,568	2,286
Deferred tax expense	1,529	828	(21,245)	(3,334)
Tax rate change	(4,578)	18,594	2,890	454
Expired tax loss	—	(37,469)	(112,725)	(17,689)
Change in valuation allowance	(120,968)	(184,635)	(568,808)	(89,258)
	(18,326)	(17,553)	(3,198)	(502)

17.   TAXATION (CONTINUED)

Deferred tax

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	174,536	295,568	46,381
Customer advances and deposits	17	1,255	197
Allowance for credit losses and inventory provision	61,845	87,264	13,694
Depreciation and amortization expense	15,000	21,997	3,452
Net operating losses carrying forward	962,636	1,365,724	214,312
Lease liabilities	480,813	493,773	77,484
Total deferred tax assets	1,694,847	2,265,581	355,520
Valuation allowance*	(1,200,743)	(1,756,168)	(275,582)
Total deferred tax assets net of valuation allowance	494,104	509,413	79,938

*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2020 and 2021. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(18,900)	(29,232)	(4,587)
Accrued revenue recognition difference	(5,626)	(5,300)	(832)
Operating lease right-of-use assets	(469,578)	(474,881)	(74,519)
Total deferred tax liabilities	(494,104)	(509,413)	(79,938)

As of December 31, 2020 and 2021, the Company has net operating losses from continuing operations of RMB3,941,444 and RMB5,702,254 (US$894,808) primarily from its subsidiaries and VIEs in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The net operating loss carry forwards as of December 31, 2021 expire at various periods through 2031, but the majority expires by 2026, if not utilized. As of December 31, 2021, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2021, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB29,874 (US$4,688). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries are not determined because such a determination is not practicable.

17.   TAXATION (CONTINUED)

Unrecognized tax benefits

As of December 31, 2020 and 2021, the Company recorded an unrecognized tax benefit of RMB48,966 and RMB78,800 (US$12,365) respectively, of which nil and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2020 and 2021, unrecognized tax benefits of RMB27,044 and RMB50,451 (US$7,917), respectively, if ultimately recognized, will impact the effective tax rate. A rollforward of unrecognized tax benefits is as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Beginning balance	15,613	48,966	7,684
Additions	34,597	30,263	4,748
Decreases	(1,244)	(429)	(67)
Ending balance	48,966	78,800	12,365

During the years ended December 31, 2019, 2020 and 2021, the Company recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years ended December 31, 2016 through December 31, 2021 of the PRC subsidiaries, the VIEs and its subsidiaries remain open to examination by the taxing jurisdictions.